Expense Example {- Fidelity Small Cap Value Index Fund} - 06.30 Fidelity Growth & Value Cap Index Funds Combo PRO-02 - Fidelity Small Cap Value Index Fund - Fidelity Small Cap Value Index Fund	Aug. 28, 2021 USD ($)
Expense Example:
1 year	$ 5
3 years	16
5 years	28
10 years	$ 64